SA Allocation Balanced Portfolio Performance Management - SA Allocation Balanced Portfolio	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and a blended index. The blended index consists of 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index and 10% MSCI EAFE Index (net) (the “SA Allocation Balanced Blended Index”). The SA Allocation Balanced Blended Index is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.Effective July 29, 2015, SunAmerica assumed day-to-day investment management of the Portfolio.
Performance Past Does Not Indicate Future [Text]	 Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and a blended index.
Bar Chart Does Not Reflect Sales Loads [Text]	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	(Class 3 Shares)
Bar Chart Closing [Text Block]	During the period shown in the bar chart:Highest Quarterly Return:June 30, 202010.51%Lowest Quarterly Return:June 30, 2022-9.62%Year to Date Most Recent Quarter:June 30, 20255.41%
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Class 3
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date Most Recent Quarter:
Bar Chart, Year to Date Return	5.41%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	10.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(9.62%)
Lowest Quarterly Return, Date	Jun. 30, 2022